Other Assets and Receivables - Summary of Receivables (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Disclosure Of Other Assets And Receivables [abstract]
Loans to associates	€ 16	€ 9
Receivables from policyholders	945	637
Receivables from brokers and agents	288	264
Receivables from reinsurers	777	733
Cash outstanding from assets sold	320	112
Trade receivables	1,484	1,956
Cash collateral	1,383	997
Reverse repurchase agreements	76
Income tax receivable	102	285
Other	1,301	1,921
Provision for doubtful debts	(34)	(88)
Receivables	6,656	6,826
Current	6,613	6,801
Non-current	€ 43	€ 25